License Agreements (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue		$ 0	$ 15,000
Ji Xing Pharmaceuticals Hong Kong Limited
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue			$ 15,000
Ji Xing Pharmaceuticals Hong Kong Limited | License revenue
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Contract with customer, liability	$ 15,000
Revenue, remaining performance obligation, variable consideration amount	$ 95,000
License Agreement, Significant Investor | Series A-1 Convertible Preferred Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, number of shares issued (in shares)	2,950,548
Sale of stock, consideration received	$ 10,000